Current and long-term debt - 2019 DNB / GIEK credit facility (Details)	1 Months Ended
	Nov. 30, 2019 USD ($) facility	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,436,224,000	$ 2,541,678,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,948,592,000	3,145,623,000
Commercial bank tranche | London Interbank Offered Rate LIBOR plus margin
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%
DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 55,500,000
Number of credit facilities | facility	2
Periodic borrowing payment amount	$ 1,800,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
DNB / GIEK credit facility 2019 | Borrowings, Financial Covenants, Period One
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	130.00%
DNB / GIEK credit facility 2019 | Borrowings, Financial Covenants, Period Two
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	135.00%
DNB / GIEK credit facility 2019 | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
DNB / GIEK credit facility 2019 | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000
DNB / GIEK credit facility 2019 (ECA facility)
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 47,200,000
GIEK tranche | London Interbank Offered Rate LIBOR plus margin
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%
2019 DNB / GIEK Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 38,338,000	$ 45,450,000
GIEK tranche | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 41,600,000
Commercial bank tranche | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	5,600,000
Commercial facility | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 8,300,000
Senior Secured Term Loan Facility - KEXIM Credit Facility | DNB / GIEK credit facility 2019 | STI Slone
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 31,900,000
Senior Secured Term Loan Facility - KEXIM Credit Facility | DNB / GIEK credit facility 2019 | STI Condotti
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 23,700,000